Loans and Allowance for Losses and Concentrations of Credit Risk - LOANS AND ALLOWANCE FOR LOSSES AND CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2013
Loans and Leases Receivable, Allowance [Abstract]
Loans and Allowance for Credit Losses and Concentration Risk Disclosure

LOANS AND ALLOWANCE FOR LOSSES

Loans

Farmer Mac classifies loans as either held for investment or held for sale. Loans held for investment are recorded at the unpaid principal balance, net of unamortized premium or discount and other cost adjustments. Loans held for sale are reported at the lower of cost or fair value determined on a pooled basis. The following table displays the composition of the loan balances as of December 31, 2013 and 2012:

Table 8.1

	December 31, 2013			December 31, 2012
	Unsecuritized	In Consolidated Trusts	Total	Unsecuritized	In Consolidated Trusts	Total
	(in thousands)
Farm & Ranch	$1,875,958	$259,509	$2,135,467	$1,519,415	$160,436	$1,679,851
Rural Utilities	698,010	354,241	1,052,251	663,097	368,848	1,031,945
Total unpaid principal balance (1)	2,573,968	613,750	3,187,718	2,182,512	529,284	2,711,796
Unamortized premiums, discounts and other cost basis adjustments	(3,843)	16,239	12,396	981	34,291	35,272
Lower of cost or fair value adjustment on loans held for sale	—	—	—	(5,943)	—	(5,943)
Total loans	$2,570,125	$629,989	$3,200,114	$2,177,550	$563,575	$2,741,125

Loans held for investment, at amortized cost	$2,570,125	$629,989	$3,200,114	$1,503,559	$563,575	$2,067,134
Loans held for sale, at lower of cost or fair value	—	—	—	673,991	—	673,991
Total loans	2,570,125	629,989	3,200,114	2,177,550	563,575	2,741,125
Allowance for loan losses	(6,587)	(279)	(6,866)	(10,986)	(365)	(11,351)
Total loans, net of allowance	$2,563,538	$629,710	$3,193,248	$2,166,564	$563,210	$2,729,774

(1)	Unpaid principal balance is the basis of presentation in disclosures of outstanding balances for Farmer Mac's lines of business.

Allowances for Losses

Farmer Mac maintains an allowance for losses to cover estimated probable losses on loans held and loans underlying long-term standby purchase commitments ("LTSPCs") and off-balance sheet Farmer Mac Guaranteed Securities.  As of December 31, 2013 and 2012, Farmer Mac recorded allowances for losses of $13.3 million and $16.9 million, respectively. See Note 5 and Note 12 for more information about Farmer Mac Guaranteed Securities.  Farmer Mac Guaranteed Securities do not include AgVantage securities with regard to the allowance for losses discussion.

Farmer Mac's allowance for losses is presented in two components on its consolidated balance sheets:

•	an "Allowance for loan losses" on loans held; and

•	a "Reserve for losses" on loans underlying LTSPCs and Farmer Mac Guaranteed Securities.

The following is a summary of the changes in the allowance for losses for each year in the three-year period ended December 31, 2013:

Table 8.2

	Allowance for Loan Losses	Reserve for Losses	Total Allowance for Losses
	(in thousands)
Balance as of January 1, 2011	$9,803	$10,312	$20,115
Provision for/(release of) losses	610	(2,957)	(2,347)
Charge-offs	(252)	—	(252)
Balance as of December 31, 2011	$10,161	$7,355	$17,516
Provision for/(release of) losses	3,691	(1,816)	1,875
Charge-offs	(2,501)	—	(2,501)
Balance as of December 31, 2012	$11,351	$5,539	$16,890
(Release of)/provision for losses	(481)	929	448
Charge-offs	(4,004)	—	(4,004)
Balance as of December 31, 2013	$6,866	$6,468	$13,334

During 2013, Farmer Mac recorded releases to its allowance for loan losses of $0.5 million and provisions to its reserve for losses of $0.9 million. Farmer Mac also recorded $4.0 million of charge-offs to its allowance for loan losses during 2013. The charge-offs recorded in 2013 included a $3.6 million charge-off related to one ethanol loan that transitioned to real estate owned ("REO") during first quarter 2013 and for which Farmer Mac had previously provided a specific allowance.

During 2012, Farmer Mac recorded provisions to its allowance for loan losses of $3.7 million and releases from its reserve for losses of $1.8 million. In fourth quarter 2012, Farmer Mac purchased one defaulted ethanol loan pursuant to the terms of an LTSPC agreement. This resulted in the reclassification of a specific allowance of $3.2 million from the reserve for losses to the allowance for loan losses. The provision for/(release of) losses for 2012 reflects this reclassification as well as an increase in the specific allowance for this loan during 2012 prior to purchase. Farmer Mac also recorded charge-offs of $2.5 million to its allowance for loan losses during 2012.

During 2011, Farmer Mac recorded provisions to its allowance for loan losses of $0.6 million and releases from its reserve for losses of $3.0 million. In 2011, Farmer Mac purchased two defaulted loans pursuant to the terms of an LTSPC agreement. This resulted in the reclassification of $1.8 million of specific allowance, which had been recorded in 2010, from the reserve for losses to allowance for loan losses. The provision for/(release of) losses for 2011 reflects this reclassification as well as the decline in the estimated probable losses related to Farmer Mac's exposure to the ethanol and dairy industries. Farmer Mac also recorded charge-offs of $0.3 million to its allowance for loan losses during 2011.

The following tables present the changes in the allowance for losses for the year ended December 31, 2013 and 2012 by commodity type:

Table 8.3

	For the Year Ended December 31, 2013
	Crops	Permanent Plantings	Livestock	Part-time Farm	Ag. Storage and Processing (including ethanol facilities)	Other	Total
	(in thousands)
For the Year Ended:
Beginning Balance	$2,589	$2,316	$1,534	$784	$9,661	$6	$16,890
(Release of)/provision for losses	(420)	(130)	(263)	4	1,256	1	448
Charge-offs	(45)	—	—	(334)	(3,625)	—	(4,004)
Ending Balance	$2,124	$2,186	$1,271	$454	$7,292	$7	$13,334

	For the Year Ended December 31, 2012
	Crops	Permanent Plantings	Livestock	Part-time Farm	Ag. Storage and Processing (including ethanol facilities)	Other	Total
	(in thousands)
For the Year Ended:
Beginning Balance	$4,133	$3,099	$1,697	$477	$8,106	$4	$17,516
Provision for/(release of) losses	509	(408)	(163)	380	1,555	2	1,875
Charge-offs	(2,053)	(375)	—	(73)	—	—	(2,501)
Ending Balance	$2,589	$2,316	$1,534	$784	$9,661	$6	$16,890

The following tables present the unpaid principal balances of loans held and loans underlying LTSPCs and off-balance sheet Farmer Mac Guaranteed Securities and the related allowance for losses by impairment method and commodity type as of December 31, 2013 and 2012:

Table 8.4

	As of December 31, 2013
	Crops	Permanent Plantings	Livestock	Part-time Farm	Ag. Storage and Processing (including ethanol facilities)	Other	Total
	(in thousands)
Ending Balance:
Collectively evaluated for impairment:
On-balance sheet	$1,363,861	$295,037	$319,665	$39,940	$32,636	$359	$2,051,498
Off-balance sheet	1,279,887	567,932	912,397	109,884	138,282	8,159	3,016,541
Total	$2,643,748	$862,969	$1,232,062	$149,824	$170,918	$8,518	$5,068,039
Individually evaluated for impairment:
On-balance sheet	$21,147	$41,441	$10,844	$10,422	$—	$115	$83,969
Off-balance sheet	1,962	3,414	3,199	2,497	—	—	11,072
Total	$23,109	$44,855	$14,043	$12,919	$—	$115	$95,041
Total Farm & Ranch loans:
On-balance sheet	$1,385,008	$336,478	$330,509	$50,362	$32,636	$474	$2,135,467
Off-balance sheet	1,281,849	571,346	915,596	112,381	138,282	8,159	3,027,613
Total	$2,666,857	$907,824	$1,246,105	$162,743	$170,918	$8,633	$5,163,080
Allowance for Losses:
Collectively evaluated for impairment:
On-balance sheet	$1,321	$325	$436	$20	$2,290	$—	$4,392
Off-balance sheet	397	159	642	42	5,002	4	6,246
Total	$1,718	$484	$1,078	$62	$7,292	$4	$10,638
Individually evaluated for impairment:
On-balance sheet	$362	$1,641	$140	$331	$—	$—	$2,474
Off-balance sheet	44	61	53	61	—	3	222
Total	$406	$1,702	$193	$392	$—	$3	$2,696
Total Farm & Ranch loans:
On-balance sheet	$1,683	$1,966	$576	$351	$2,290	$—	$6,866
Off-balance sheet	441	220	695	103	5,002	7	6,468
Total	$2,124	$2,186	$1,271	$454	$7,292	$7	$13,334

	As of December 31, 2012
	Crops	Permanent Plantings	Livestock	Part-time Farm	Ag. Storage and Processing (including ethanol facilities)	Other	Total
	(in thousands)
Ending Balance:
Collectively evaluated for impairment:
On-balance sheet	$977,564	$260,047	$268,869	$50,287	$42,812	$—	$1,599,579
Off-balance sheet	1,169,710	584,880	1,002,164	136,482	144,637	11,000	3,048,873
Total	$2,147,274	$844,927	$1,271,033	$186,769	$187,449	$11,000	$4,648,452
Individually evaluated for impairment:
On-balance sheet	$22,002	$29,647	$11,511	$12,660	$4,337	$115	$80,272
Off-balance sheet	2,073	7,958	5,197	2,436	—	901	18,565
Total	$24,075	$37,605	$16,708	$15,096	$4,337	$1,016	$98,837
Total Farm & Ranch loans:
On-balance sheet	$999,566	$289,694	$280,380	$62,947	$47,149	$115	$1,679,851
Off-balance sheet	1,171,783	592,838	1,007,361	138,918	144,637	11,901	3,067,438
Total	$2,171,349	$882,532	$1,287,741	$201,865	$191,786	$12,016	$4,747,289
Allowance for Losses:
Collectively evaluated for impairment:
On-balance sheet	$1,406	$586	$499	$46	$2,265	$—	$4,802
Off-balance sheet	476	215	680	57	3,996	5	5,429
Total	$1,882	$801	$1,179	$103	$6,261	$5	$10,231
Individually evaluated for impairment:
On-balance sheet	$684	$1,465	$335	$665	$3,400	$—	$6,549
Off-balance sheet	23	50	20	16	—	1	110
Total	$707	$1,515	$355	$681	$3,400	$1	$6,659
Total Farm & Ranch loans:
On-balance sheet	$2,090	$2,051	$834	$711	$5,665	$—	$11,351
Off-balance sheet	499	265	700	73	3,996	6	5,539
Total	$2,589	$2,316	$1,534	$784	$9,661	$6	$16,890

The following tables present by commodity type the unpaid principal balances, recorded investment, and specific allowance for losses related to impaired loans and the recorded investment in loans on nonaccrual status as of December 31, 2013 and 2012:

Table 8.5

	As of December 31, 2013
	Crops	Permanent Plantings	Livestock	Part-time Farm	Ag. Storage and Processing (including ethanol facilities)	Other	Total
	(in thousands)
Impaired Loans:
With no specific allowance:
Recorded investment	$6,956	$9,880	$6,671	$1,444	$—	$—	$24,951
Unpaid principal balance	6,825	9,877	6,588	1,443	—	—	24,733
With a specific allowance:
Recorded investment (1)	16,697	36,146	7,600	11,554	—	119	72,116
Unpaid principal balance	16,284	34,978	7,455	11,476	—	115	70,308
Associated allowance	406	1,702	193	392	—	3	2,696
Total:
Recorded investment	23,653	46,026	14,271	12,998	—	119	97,067
Unpaid principal balance	23,109	44,855	14,043	12,919	—	115	95,041
Associated allowance	406	1,702	193	392	—	3	2,696

Recorded investment of loans on nonaccrual status (2)	$10,812	$15,237	$5,344	$5,835	$—	$—	$37,228

(1)
Impairment analysis was performed in the aggregate in consideration of similar risk characteristics of the assets and historical statistics on $65.1 million (67 percent) of impaired loans as of December 31, 2013, which resulted in a specific reserve of $1.3 million.

(2)	Includes $9.6 million of loans that are less than 90 days delinquent but which have not met Farmer Mac's performance criteria for returning to accrual status.

	As of December 31, 2012
	Crops	Permanent Plantings	Livestock	Part-time Farm	Ag. Storage and Processing (including ethanol facilities)	Other	Total
	(in thousands)
Impaired Loans:
With no specific allowance:
Recorded investment	$7,295	$11,652	$7,644	$3,140	$—	$907	$30,638
Unpaid principal balance	7,247	11,509	7,489	3,090	—	901	30,236
With a specific allowance:
Recorded investment (1)	17,214	26,567	9,360	12,118	4,337	117	69,713
Unpaid principal balance	16,829	26,095	9,219	12,007	4,337	114	68,601
Associated allowance	706	1,515	355	682	3,400	1	6,659
Total:
Recorded investment	24,509	38,219	17,004	15,258	4,337	1,024	100,351
Unpaid principal balance	24,076	37,604	16,708	15,097	4,337	1,015	98,837
Associated allowance	706	1,515	355	682	3,400	1	6,659

Recorded investment of loans on nonaccrual status (2)	$11,888	$15,789	$5,141	$8,180	$4,337	$—	$45,335

(1)
Impairment analysis was performed in the aggregate in consideration of similar risk characteristics of the assets and historical statistics on $56.0 million (56 percent) of impaired loans as of December 31, 2012, which resulted in a specific reserve of $1.1 million.

(2)	Includes $15.7 million of loans that are less than 90 days delinquent but which have not met Farmer Mac's performance criteria for returning to accrual status.

The following table presents by commodity type the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2013 and 2012:

Table 8.6

	December 31, 2013
	Crops	Permanent Plantings	Livestock	Part-time Farm	Ag. Storage and Processing (including ethanol facilities)	Other	Total
	(in thousands)
For the Year Ended:
Average recorded investment in impaired loans	$28,387	$42,838	$16,117	$13,042	$867	$481	$101,732
Income recognized on impaired loans	793	2,254	277	444	—	—	3,768

	December 31, 2012
	Crops	Permanent Plantings	Livestock	Part-time Farm	Ag. Storage and Processing (including ethanol facilities)	Other	Total
	(in thousands)
For the Year Ended:
Average recorded investment in impaired loans	$28,568	$35,071	$15,379	$15,953	$4,695	$1,033	$100,699
Income recognized on impaired loans	293	1,823	263	315	—	—	2,694

A modification to the contractual terms of a loan that results in granting a concession to a borrower experiencing financial difficulties is considered a troubled debt restructuring ("TDR"). Farmer Mac has granted a concession when, as a result of the restructuring, it does not expect to collect all amounts due in a timely manner, including interest accrued at the original contract rate. In making its determination of whether a borrower is experiencing financial difficulties, Farmer Mac considers several factors, including whether (1) the borrower has declared or is in the process of declaring bankruptcy, (2) there is substantial doubt as to whether the borrower will continue to be a going concern, and (3) the borrower can obtain funds from other sources at an effective interest rate at or near a current market interest rate for debt with similar risk characteristics. Farmer Mac evaluates TDRs similarly to other impaired loans for purposes of the allowance for losses. For the year ended December 31, 2013, the recorded investment of loans determined to be TDRs was $1.1 million, both before and after restructuring. For the year ended December 31, 2012, the recorded investment of loans determined to be TDRs was $2.6 million before restructuring and $2.8 million after restructuring. For the year ended December 31, 2011, the recorded investment of loans determined to be TDRs was $0.6 million, both before and after restructuring. As of December 31, 2013, there were no TDRs identified during the previous 12 months that were in default under the modified terms. As of December 31, 2012, there was one TDR identified during the previous 12 months that was in default, under the modified terms, with a recorded investment of $0.2 million. As of December 31, 2011, there were no TDRs identified during the previous 12 months that were in default under the modified terms. The impact of TDRs on Farmer Mac's allowance for loan losses for the years ended December 31, 2013, 2012, and 2011 was a provision of $0.1 million, a release of $0.3 million, and a release of $0.1 million, respectively.

When particular criteria are met, such as the default of the borrower, Farmer Mac becomes entitled to purchase the defaulted loans underlying Farmer Mac Guaranteed Securities (commonly referred to as "removal-of-account" provisions).  Farmer Mac records all such defaulted loans at their unpaid principal balance during the period in which Farmer Mac becomes entitled to purchase the loans and therefore regains effective control over the transferred loans. In accordance with the terms of all LTSPCs, Farmer Mac acquires loans that are either 90 days or 120 days delinquent (depending on the provisions of the applicable agreement) upon the request of the counterparty. Subsequent to the purchase, these defaulted loans are treated as nonaccrual loans and, therefore, interest is accounted for on the cash basis.  Any decreases in expected cash flows are recognized as impairment.

During 2013, Farmer Mac purchased 11 defaulted loans having an unpaid principal balance of $6.7 million, from pools underlying Farm & Ranch Guaranteed Securities and LTSPCs.  During 2012, Farmer Mac purchased 15 defaulted loans having an unpaid principal balance of $17.0 million from pools underlying Farm & Ranch Guaranteed Securities and LTSPCs. During 2011, Farmer Mac purchased 20 defaulted loans having an unpaid principal balance of $21.7 million from pools underlying Farm & Ranch Guaranteed Securities and LTSPCs.

The following tables present information related to Farmer Mac's acquisition of defaulted loans for the years ended December 31, 2013, 2012, and 2011 and the outstanding balances and carrying amounts of all such loans as of December 31, 2013, 2012, and 2011:

Table 8.7

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Unpaid principal balance at acquisition date:
Loans underlying LTSPCs	$37	$8,091	$14,192
Loans underlying off-balance sheet Farmer Mac Guaranteed Securities	6,667	8,933	7,471
Total unpaid principal balance at acquisition date	6,704	17,024	21,663
Contractually required payments receivable	6,907	17,432	21,715
Impairment recognized subsequent to acquisition	477	4,774	3,845
Recovery/release of allowance for defaulted loans	949	997	714

	As of December 31,
	2013	2012	2011
	(in thousands)
Outstanding balance	$32,838	$41,737	$35,773
Carrying amount	29,613	33,798	29,461

Net credit losses and 90-day delinquencies as of and for the periods indicated for loans held and loans underlying off-balance sheet Farm & Ranch Guaranteed Securities and LTSPCs are presented in the table below.  As of December 31, 2013, there were no delinquencies and no probable losses inherent in Farmer Mac's rural utilities loan portfolio and Farmer Mac has not experienced credit losses on any rural utilities loans.

Table 8.8

	90-Day Delinquencies (1)		Net Credit Losses
	As of December 31,		For the Year Ended December 31,
	2013	2012	2013	2012	2011
	(in thousands)
On-balance sheet assets:
Farm & Ranch:
Loans	$27,580	$29,592	$2,975	$1,673	$200
Total on-balance sheet	$27,580	$29,592	$2,975	$1,673	$200
Off-balance sheet assets:
Farm & Ranch:
LTSPCs	$716	$3,671	$—	$—	$—
Total off-balance sheet	$716	$3,671	$—	$—	$—
Total	$28,296	$33,263	$2,975	$1,673	$200

(1)
Includes loans and loans underlying off-balance sheet Farm & Ranch Guaranteed Securities and LTSPCs that are 90 days or more past due, in foreclosure, restructured after delinquency, and in bankruptcy, excluding loans performing under either their original loan terms or a court-approved bankruptcy plan.

Of the $27.6 million and $29.6 million of on-balance sheet loans reported as 90-day delinquencies as of December 31, 2013 and 2012, respectively, $1.2 million and $4.6 million, respectively, are loans subject to "removal-of-account" provisions.

Credit Quality Indicators

Farmer Mac analyzes credit risk related to loans held and loans underlying LTSPCs and off-balance sheet Farm & Ranch Guaranteed Securities based on internally assigned loan scores (i.e., risk ratings) that are derived by taking into consideration such factors as historical repayment performance, indicators of current financial condition, loan seasoning, loan size, and loan-to-value ratio. Loans are then classified into one of the following asset categories based on their underlying risk rating: acceptable; other assets especially mentioned; and substandard. Farmer Mac believes this analysis provides meaningful information regarding the credit risk profile of its Farm & Ranch portfolio as of each quarterly reporting period end date.

Farmer Mac also uses 90-day delinquency information to evaluate its credit risk exposure on these assets because historically it has been the best measure of borrower credit quality deterioration. Most of the loans held and underlying LTSPCs and off-balance sheet Farm & Ranch Guaranteed Securities have annual (January 1) or semi-annual (January 1 and July 1) payment dates and are supported by less frequent and less predictable revenue sources, such as the cash flows generated from the maturation of crops, sales of livestock, and government farm support programs.  Taking into account the reduced frequency of payment due dates and revenue sources, Farmer Mac considers 90-day delinquency to be the most significant observation point when evaluating delinquency information.

The following tables present credit quality indicators related to Farm & Ranch loans held and loans underlying LTSPCs and off-balance sheet Farm & Ranch Guaranteed Securities as of December 31, 2013 and 2012:

Table 8.9

	As of December 31, 2013
	Crops	Permanent Plantings	Livestock	Part-time Farm	Ag. Storage and Processing (including ethanol facilities)	Other	Total
	(in thousands)
Credit risk profile by internally assigned grade (1)
On-balance sheet:
Acceptable	$1,348,205	$290,064	$300,308	$39,022	$10,987	$359	$1,988,945
Special mention (2)	15,656	4,973	19,357	918	6,267	—	47,171
Substandard (3)	21,147	41,441	10,844	10,422	15,382	115	99,351
Total on-balance sheet	$1,385,008	$336,478	$330,509	$50,362	$32,636	$474	$2,135,467
Off-Balance Sheet:
Acceptable	$1,251,834	$548,254	$844,130	$105,589	$99,072	$7,478	$2,856,357
Special mention (2)	10,977	15,621	36,555	917	11,011	578	75,659
Substandard (3)	19,038	7,471	34,911	5,875	28,199	103	95,597
Total off-balance sheet	$1,281,849	$571,346	$915,596	$112,381	$138,282	$8,159	$3,027,613
Total Ending Balance:
Acceptable	$2,600,039	$838,318	$1,144,438	$144,611	$110,059	$7,837	$4,845,302
Special mention (2)	26,633	20,594	55,912	1,835	17,278	578	122,830
Substandard (3)	40,185	48,912	45,755	16,297	43,581	218	194,948
Total	$2,666,857	$907,824	$1,246,105	$162,743	$170,918	$8,633	$5,163,080

Commodity analysis of past due loans (1)
On-balance sheet	$8,036	$11,841	$4,462	$3,122	$—	$119	$27,580
Off-balance sheet	220	—	—	496	—	—	716
90-days or more past due	$8,256	$11,841	$4,462	$3,618	$—	$119	$28,296

(1)	Amounts represent unpaid principal balance of risk-rated loans, which is the basis Farmer Mac uses to analyze its portfolio, and recorded investment of past due loans.

(2)	Assets in the Special mention category generally have potential weaknesses due to performance issues but are currently considered to be adequately secured.

(3)	Substandard assets have a well-defined weakness or weaknesses and there is a distinct possibility that some loss will be sustained if deficiencies are not corrected.

	As of December 31, 2012
	Crops	Permanent Plantings	Livestock	Part-time Farm	Ag. Storage and Processing (including ethanol facilities)	Other	Total
	(in thousands)
Credit risk profile by internally assigned grade (1)
On-balance sheet:
Acceptable	$947,097	$226,253	$252,525	$48,156	$11,972	$—	$1,486,003
Special Mention (2)	30,466	33,794	16,344	2,131	19,981	—	102,716
Substandard (3)	22,003	29,647	11,511	12,660	15,196	115	91,132
Total on-balance sheet	$999,566	$289,694	$280,380	$62,947	$47,149	$115	$1,679,851
Off-Balance Sheet
Acceptable	$1,143,790	$567,064	$922,254	$130,557	$114,983	$10,287	$2,888,935
Special Mention (2)	10,459	5,068	40,410	3,220	23,372	592	83,121
Substandard (3)	17,534	20,706	44,697	5,141	6,282	1,022	95,382
Total off-balance sheet	$1,171,783	$592,838	$1,007,361	$138,918	$144,637	$11,901	$3,067,438
Total Ending Balance:
Acceptable	$2,090,887	$793,317	$1,174,779	$178,713	$126,955	$10,287	$4,374,938
Special Mention (2)	40,925	38,862	56,754	5,351	43,353	592	185,837
Substandard (3)	39,537	50,353	56,208	17,801	21,478	1,137	186,514
Total	$2,171,349	$882,532	$1,287,741	$201,865	$191,786	$12,016	$4,747,289

Commodity analysis of past due loans (1)
On-balance sheet	$3,971	$10,756	$4,389	$6,022	$4,337	$117	$29,592
Off-balance sheet	697	45	2,833	96	—	—	3,671
90-days or more past due	$4,668	$10,801	$7,222	$6,118	$4,337	$117	$33,263

(1)	Amounts represent unpaid principal balance of risk-rated loans, which is the basis Farmer Mac uses to analyze its portfolio, and recorded investment of past due loans.

(2)	Assets in the Special mention category generally have potential weaknesses due to performance issues but are currently considered to be adequately secured.

(3)	Substandard assets have a well-defined weakness or weaknesses and there is a distinct possibility that some loss will be sustained if deficiencies are not corrected.

Concentrations of Credit Risk

The following table sets forth the geographic and commodity/collateral diversification, as well as the range of original loan-to-value ratios, for all Farm & Ranch loans held and loans underlying off-balance sheet Farm & Ranch Guaranteed Securities and LTSPCs as of December 31, 2013 and 2012:

Table 8.10

	December 31, 2013	December 31, 2012
	(in thousands)
By commodity/collateral type:
Crops	$2,666,857	$2,171,349
Permanent plantings	907,824	882,532
Livestock	1,246,105	1,287,741
Part-time farm	162,743	201,865
Ag. Storage and Processing (including ethanol facilities)	170,918	191,786
Other	8,633	12,016
Total	$5,163,080	$4,747,289
By geographic region (1):
Northwest	$524,034	$456,522
Southwest	1,752,109	1,781,822
Mid-North	1,702,668	1,298,148
Mid-South	601,359	589,418
Northeast	231,731	261,756
Southeast	351,179	359,623
Total	$5,163,080	$4,747,289
By original loan-to-value ratio:
0.00% to 40.00%	$1,375,758	$1,338,715
40.01% to 50.00%	1,099,033	851,980
50.01% to 60.00%	1,431,562	1,296,225
60.01% to 70.00%	1,113,427	1,091,427
70.01% to 80.00%	110,828	122,259
80.01% to 90.00%	32,472	46,683
Total	$5,163,080	$4,747,289

(1)
Geographic regions:  Northwest (AK, ID, MT, OR, WA, WY); Southwest (AZ, CA, CO, HI, NM, NV, UT); Mid-North (IA, IL, IN, MI, MN, NE, ND, SD, WI); Mid-South (AR, KS, LA, MO, OK, TX); Northeast (CT, DE, KY, MA, MD, ME, NH, NJ, NY, OH, PA, RI, VA, VT, WV); Southeast (AL, FL, GA, MS, NC, SC, TN). Amounts by geographic region as of December 31, 2012 have been restated to reflect the current regional classifications.

The original loan-to-value ratio is calculated by dividing the loan principal balance at the time of guarantee, purchase, or commitment by the appraised value at the date of loan origination or, when available, the updated appraised value at the time of guarantee, purchase, or commitment.  Current loan-to-value ratios may be higher or lower than the original loan-to-value ratios.